Fair Value Measurements (Tables)	1 Months Ended	4 Months Ended	9 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Schedule of Quantitative Information Regarding Market Assumptions Used in the Valuation of the Public Warrants
May 19, 2025
Volatility	10.0%
Risk free rate	4.1%
Dividend yield	0.0%
Asset price	$9.99
Exercise price	$11.50
Term	5.5
Probability of business combination	20.0%

PROCAP BTC, LLC [Member]
Schedule of Assets and Liabilities Measured at Fair Value

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of June 30, 2025:

	Fair value measured at June 30, 2025
(in USD thousands)	Total carrying value at June 30, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Digital assets	$530,796,383	$530,796,383	$—	$—
Liabilities:
Derivative Liability	$45,968,500	$—	$—	$45,968,500

The following table presents information about the Company’s assets and liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of September 30, 2025:

	Fair value measured at September 30, 2025
	Total carrying value at September 30, 2025	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
(in USD thousands)
Assets:
Digital assets	$565,404,018	$565,404,018	$-	$-
Liabilities:			-
Derivative Liability	$516,500	$-		$516,500

Schedule of Fair value Derivative Liability

In determining the fair value of Derivative Liability, the company utilized the Black-Scholes pricing model which is considered to be Level 3 liability. The key inputs are presented in the table below:

	As of June 23, 2025	As of June 30, 2025
	(Initial)
Strike price – Preferred unit	$11.94	$9.56
Stock price	$10.79	$10.69
Volatility	47.6%	46.8%
Remaining term (in years)	0.5	0.5
Risk-free rate	4.29%	4.25%

In determining the fair value of Derivative Liability, the Company utilized the Black-Scholes pricing model which is considered to be Level 3 liability. The key inputs are presented in the table below:

	As of June 23, 2025 (Initial)	As of September 30, 2025
Strike price - Preferred unit	$11.94	$10.75
Stock price	$10.79	$9.11
Volatility	47.6%	29.6%
Remaining term (in years)	0.5	0.2
Risk-free rate	4.29%	3.94%

Schedule of Derivative Liability

The following table presents a roll-forward of the derivative liability for the period from June 10, 2025 (inception) through June 30, 2025:

Fair value
As of June 10, 2025 (inception)	$—
Initial value as of June 23, 2025	56,298,500
Change in fair value	(10,330,000)
Fair value as of June 30, 2025	$45,968,500

The following table presents a roll-forward of the derivative liability for the period from June 10, 2025 (inception) through September 30, 2025:

Fair value
As of June 10, 2025 (inception)	$-
Initial value as of June 23, 2025	56,298,500
Change in fair value	(55,782,000)
Fair value as of September 30, 2025	$516,500